Marketable Debt Securities Noncurrent (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Debt securities	$ 4,744	$ 6,048